Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Emerging Markets Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
T. Rowe Price Emerging Markets Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
T. Rowe Price Emerging Markets Bond Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	3,019
T. Rowe Price Emerging Markets Bond Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price International Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,108
T. Rowe Price International Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	699
T. Rowe Price International Bond Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,766
T. Rowe Price International Bond Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price International Bond Fund (USD Hedged) - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
T. Rowe Price International Bond Fund (USD Hedged) - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	2,503
T. Rowe Price International Bond Fund (USD Hedged) - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0